Considerations in Relation to Acquisition of Adventier (Detail) (Adventier, USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Jul. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2012
Adventier
Business Acquisition, Contingent Consideration [Line Items]
Cash consideration	$ 3,555	$ 1,147	$ 2,540	$ 3,555
Contingent consideration	2,076	764		4,130	4,451
Total consideration	$ 5,631